UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seacliff Capital, LLC
Address: One Market Street, Spear Tower, Suite 3770
         San Francisco, CA  94105


13F File Number: 028-13028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     A. James Ellman
Title:    President
Phone:    415-675-3252

Signature, Place, and Date of Signing:

/s/ A. James Ellman          San Francisco, CA            Date October 16, 2008
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $57,395,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ALLIANCEBERNSTEIN              COM              01881G106     1553    41961  SH         Sole                 41961
ALLIANZ SE                     COM              018805101     1582   115370  SH         Sole                115370
ALLIED IRISH BANKS             COM              019228402     1092    66424  SH         Sole                 66424
ANNALY CAPITAL MANAGEMENT INC  COM              035710409      741    55072  SH         Sole                 55072
BANK OF NEW YORK MELLON CORP   COM              064058100     5036   154578  SH         Sole                154578
BANK OF NOVA SCOTIA            COM              064149107      545    11845  SH         Sole                 11845
BGC PARTNERS INC               COM              05541T101      845   196902  SH         Sole                196902
BLACKROCK INC                  COM              09247X101     2776    14275  SH         Sole                 14275
CNINSURE INC                   COM              18976M103      670    74431  SH         Sole                 74431
FEDERATED INVESTORS INC        COM              314211103     3447   119480  SH         Sole                119480
FRANKLIN RESOURCES INC         COM              354613101     2225    25247  SH         Sole                 25247
HSBC HLDGS                     COM              404280406     2354    29125  SH         Sole                 29125
INTERACTIVE BROKERS GROUP INC  COM              45841N107     1066    48090  SH         Sole                 48090
INVESCO LTD                    COM              G491BT108     4869   232078  SH         Sole                232078
JP MORGAN CHASE & CO           COM              46625H100     1859    39800  SH         Sole                 39800
MERRILL LYNCH & CO INC         COM              590188108     1376    54400  SH         Sole                 54400
MF GLOBAL LTD                  COM              G60642108      409    94308  SH         Sole                 94308
MGIC INVESTMENT CORP           COM              552848103      998   142000  SH         Sole                142000
NORTHERN TRUST CORP            COM              665859104     4478    62019  SH         Sole                 62019
PINNACLE FINANCIAL PARTNERS    COM              72346Q104     1098    35664  SH         Sole                 35664
REINSURANCE GROUP OF AMERICA   COM              759351505     1423    30000  SH         Sole                 30000
STATE STREET CORP              COM              857477103     3208    56405  SH         Sole                 56405
TD AMERITRADE HOLDING CORP     COM              87236Y108     3041   182427  SH         Sole                182427
TEXTAINER GROUP HLDGS LTD      COM              G8766E109      973    64027  SH         Sole                 64027
TRAVELERS COS INC/THE          COM              89417E109     1404    31055  SH         Sole                 31055
UBS AG                         COM              H89231338      883    50320  SH         Sole                 50320
UTN AMER INDEMNITY LTD         COM              90933T109      694    48297  SH         Sole                 48297
WACHOVIA CORPORATION           COM              929903102      209    59700  SH         Sole                 59700
WILLIS GROUP HOLDINGS          COM              G96655108     5355   165999  SH         Sole                165999
WR BERKLEY CORP                COM              084423102     1186    50359  SH         Sole                 50359
